Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, par value US$0.0001 per common share
Amount Registered | shares	3,113,883
Proposed Maximum Offering Price per Unit	2.93
Maximum Aggregate Offering Price	$ 9,123,677.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,259.98
Offering Note	Covers Class A Common Shares, par value US$0.0001 per share ("Class A Common Shares"), of VTEX (the "Registrant") issuable pursuant to the VTEX 2021 Share Plan (as amended and restated, the "2021 Share Plan") as a result of the operation, for the fiscal year ending December 31, 2025, of the "evergreen" provision of the 2021 Share Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of additional Class A common shares that may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act. The amount of the registration fee is based on a price of $2.93 per Class A common share, which is the average of the high and low prices of the Class A common shares as reported on the New York Stock Exchange on February 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, par value US$0.0001 per common share
Amount Registered | shares	1,580,278
Proposed Maximum Offering Price per Unit	2.93
Maximum Aggregate Offering Price	$ 4,630,214.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 639.43
Offering Note	Covers Class A Common Shares of the Registrant issuable pursuant to the 2021 Share Plan under the Bonus Share Grant Reserve. Pursuant to Rule 416(a) under the Securities Act this Registration Statement also covers an indeterminate number of additional Class A common shares that may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act. The amount of the registration fee is based on a price of $2.93 per Class A common share, which is the average of the high and low prices of the Class A common shares as reported on the New York Stock Exchange on February 24, 2026.